File Nos. 2-79722 and 811-3578

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [   ]

                           Pre-Effective Amendment No.            [   ]

                         Post-Effective Amendment No. 18          [ X ]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                    OF 1940                       [ X ]

                                  Amendment No. 30                [ X ]

                       AQUILA THREE PEAKS HIGH INCOME FUND
                         formerly named Prime Cash Fund
               (Exact Name of Registrant as Specified in Charter)

                         380 Madison Avenue, Suite 2300
                            New York, New York 10017
                    (Address of Principal Executive Offices)

                                 (212) 697-6666
                         (Registrant's Telephone Number)

                                EDWARD M.W. HINES
                        Hollyer Brady Barrett & Hines LLP
                          551 Fifth Avenue, 27th Floor
                            New York, New York 10176
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[___] immediately upon filing pursuant to paragraph (b)
[_X_] on June 1, 2006 pursuant to paragraph (b)
[___] 60 days after filing pursuant to paragraph (a)(i)
[___] on (date) pursuant to paragraph (a)(i)
[___] 75 days after filing pursuant to paragraph (a)(ii)
[___] on (date) pursuant to paragraph (a)(ii) of Rule 485.
[_X_] This post-effective amendment designates a new effec-tive date for a previous post-effective amendment.

                        Designation of New Effective Date
                         for Previously Filed Amendment


     Post-Effective Amendment Number 17 under the Securities Act of 1933 and 29 under the Investment Company Act of 1940 was filed pursuant to Rule 485(a) on March 22, 2006 and pursuant to that rule would become effective May 22, 2006.

     The Registrant hereby designates June 1, 2006 as the date when such amendment shall become effective.

     All information contained in the Registrant's Registration Statement as previously filed through Post-Effective Amendments Nos. 17 under the Securities Act of 1933 and 29 under the Investment Company Act of 1940 are incorporated by reference without change.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 19th day of May, 2006.

                                 AQUILA THREE PEAKS HIGH INCOME FUND
                                 (Registrant)


                                   /s/ Diana P. Herrmann
                                 By-----------------------
                                     Diana P. Herrmann,
                                     President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement or Amendment has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                      TITLE                     DATE
        ---------                      -----                     ----


   /s/ Diana P. Herrmann         Chair of the Board            5/19/06
 ------------------------           and Trustee                ------------
     Diana P. Herrmann


   /s/ Theodore T. Mason                 Trustee               5/19/06
 ------------------------                                      ------------
       Theodore T. Mason


   /s/ John J. Partridge                 Trustee               5/19/06
    ------------------------                                   ------------
       John J. Partridge


  /s/ Joseph P. DiMaggio          Chief Financial Officer      5/19/06
    ------------------------          and Treasurer            ------------
       Joseph P. DiMaggio